Right-of-use assets (Tables)	9 Months Ended
Sep. 30, 2024
Right-of-use Assets
Schedule of Right-of-use Assets

The right-of-use assets as at September 30, 2024, is summarized as follows:

	September 30, 2024	December 31, 2023

Opening balance for the period	$6,781	$36,529
Amortization of operating lease right-of use assets	(6,781)	(29,748)
Closing balance for the period	$-	$6,781

Schedule of Operating Lease Liability
	September 30, 2024	December 31, 2023

Opening balance for the period	$7,605	$39,556
Payments on operating lease liabilities	(7,605)	(31,951)
Closing balance for the period	-	7,605
Less: current portion	-	(7,605)
Operating lease liabilities – non-current portion as at end of period	$-	$-